Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Credit Derivatives [Line Items]
Credit protection sold	SFr 204.8	SFr 263.4
Credit protection purchased	189.4	251.2
Other protection purchased	59.2	65.4
Other instruments	14.4	14.3
Total credit derivatives	467.8	594.3
Bank
Credit Derivatives [Line Items]
Credit protection sold	204.8	263.4
Credit protection purchased	189.4	251.2
Other protection purchased	59.2	65.4
Other instruments	14.4	14.3
Total credit derivatives	SFr 467.8	SFr 594.3